Restricted Bank Deposits - Summary of Restricted Bank Deposits (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of restricted bank deposits [Line Items]
Restricted bank deposits, Non-current assets	¥ 8,836	¥ 10,063
Restricted bank deposits, Current assets	2,830	371
Restricted bank deposits, Total	11,666	10,434
Statutory deposit reserves [member]
Disclosure of restricted bank deposits [Line Items]
Restricted bank deposits, Non-current assets	8,728	8,586
Restricted bank deposits, Total	8,728	8,586
Deposited customer reserves [member]
Disclosure of restricted bank deposits [Line Items]
Restricted bank deposits, Non-current assets		1,435
Restricted bank deposits, Current assets	2,332
Restricted bank deposits, Total	2,332	1,435
Pledged bank deposits [member]
Disclosure of restricted bank deposits [Line Items]
Restricted bank deposits, Non-current assets	108	42
Restricted bank deposits, Current assets	498	371
Restricted bank deposits, Total	¥ 606	¥ 413